Remuneration and other benefits paid to the Bank’s directors and senior managers (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions key personnel
Summary of key personnel in Banco Santander (Brasil) remuneration	In addition to the EUR 750,000 Sergio Rial received as Regional head for South America, he was paid the following amounts as CEO of Santander Brasil (additionally, in the following table, it is also disclosed the variable subject to long-term objectives at 70% of fair value):

2021	BRL thousand	EUR thousand
Base salary	12,645	1,985
Other fixed benefits	47	7
Pensions	7,350	1,153
Variable remuneration immediately payable and deferred (not linked to long-term objectives)	26,600	4,018
Total	46,642	7,163

EUR thousand
	2021			2020
	Variable subject to Long-term objectives
	In cash	In shares	Total	Total
Sergio Rial	791	791	1,582	1,311

Deferred variable compensation plans
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans

Share-based variable remuneration
	Maximum number of shares to be delivered at January 1,2020	Shares delivered in 2020 (immediate payment 2019 variable remuneration)	Shares delivered in 2020 (deferred payment 2018 variable remuneration)	Shares delivered in 2020 (deferred payment 2017 variable remuneration)	Shares delivered in 2020 (deferred payment 2016 variable remuneration)	Variable remuneration 2020 (Maximum number of shares to be delivered)
2015 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	128,809	—	—	—	—	—
Mr José Antonio Álvarez Álvarez	85,620	—	—	—	—	—
	214,429
2016 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	216,308	—	—	—	(72,102)	—
Mr José Antonio Álvarez Álvarez	145,998	—	—	—	(48,667)	—
	362,306				(120,769)
2017 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	275,700	—	—	(68,925)	—	—
Mr José Antonio Álvarez Álvarez	184,377	—	—	(46,094)	—	—
	460,077			(115,019)
2018 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	516,519	—	(103,304)	—	—	—
Mr José Antonio Álvarez Álvarez	345,161	—	(69,032)	—	—	—
	861,680		(172,336)
2019 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	887,193	(354,877)	—	—	—	—
Mr José Antonio Álvarez Álvarez	592,915	(237,166)	—	—	—	—
	1,480,108	(592,043)
2020 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	—	—	—	—	—	310,615
Mr José Antonio Álvarez Álvarez	—	—	—	—	—	168,715
Mr Sergio Rial[2]	—	—	—	—	—	355,263
						834,593
2021 variable remuneration[1]
Ms Ana Botín-Sanz de Sautuola y O’Shea	—	—	—	—	—	—
Mr José Antonio Álvarez Álvarez	—	—	—	—	—	—
Mr Sergio Rial[2]	—	—	—	—	—	—

1.For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.
2.Mr. Sergio Rial's share-based variable remuneration awarded in shares of Banco Santander (Brasil). He has the right to a maximum of 51,483 Santander shares and 269,148 options over Santander shares for his participation in the 2019 Digital Transformation Award.
In addition, Mr. Rodrigo Echenique maintains the right to a maximum of 518,517 shares arising from his participation in the corresponding plans during his term as executive director.

Maximum number of shares to be delivered at December 31, 2020	Instruments matured but not consolidated at January 1, 2021	Shares delivered in 2021 (immediate payment 2020 variable remuneration)	Shares delivered in 2021 (deferred payment 2019 variable remuneration)	Shares delivered in 2021 (deferred payment 2018 variable remuneration)	Shares delivered in 2021 (deferred payment 2017 variable remuneration)	Shares delivered in 2021 (deferred payment 2016 variable remuneration)	Variable remuneration 2021 (Maximum number of shares to be delivered)	Maximum number of shares to be delivered at December 31, 2021

128,809	—	—	—	—	—	—	—	128,809
85,620	—	—	—	—	—	—	—	85,620
214,429								214,429

144,206	(34,177)	—	—	—	—	(72,102)	—	37,927
97,331	(23,067)	—	—	—	—	(48,667)	—	25,597
241,537	(57,244)					(120,769)		63,524

206,775	(112,692)	—	—	—	(68,925)	—	—	25,158
138,283	(75,364)	—	—	—	(46,094)	—	—	16,825
345,058	(188,057)				(115,019)			41,983

413,215		—	—	(103,304)	—	—	—	309,911
276,129		—	—	(69,032)	—	—	—	207,097
689,344				(172,336)				517,008

532,316	—	—	(106,463)	—	—	—	—	425,853
355,749	—	—	(71,150)	—	—	—	—	284,599
888,065			(177,613)					710,452

310,615	—	(124,246)	—	—	—	—	—	186,369
168,715	—	(67,486)	—	—	—	—	—	101,229
355,263	—	(142,105)	—	—	—	—	—	213,158
834,593		(333,837)						500,756

—	—	—	—	—	—	—	1,480,622	1,480,622
—	—	—	—	—	—	—	999,259	999,259
—	—	—	—	—	—	—	625,000	625,000
							3,104,881	3,104,881

Directors
Related party transactions key personnel
Schedule summarising annual emolument	The annual amounts received individually by the directors in 2021 and 2020 based on the positions held by them on the board and their membership of the board committees were as follows:

	2021	2020
Amount per director in euros		1 Jan to 31 Mar	1 Apr to 31 Dec
Members of the board of directors	90,000	22,500	49,500
Members of the executive committee	170,000	42,500	93,500
Members of the audit committee	40,000	10,000	22,000
Members of the appointments committee	25,000	6,250	13,750
Members of the remuneration committee	25,000	6,250	13,750
Members of the risk supervision, regulation and compliance committee	40,000	10,000	22,000
Members of the responsible banking, sustainability and culture committee	15,000	3,750	8,250
Members of the innovation and technology committee	25,000	—	—
Chairman of the audit committee	70,000	17,500	38,500
Chairman of the appointments committee	50,000	12,500	27,500
Chairman of the remuneration committee	50,000	12,500	27,500
Chairman of the risk supervision, regulation and compliance committee	70,000	17,500	38,500
Chairman of the responsible banking, sustainability and culture committee	50,000	12,500	27,500
Chairman of the innovation and technology committee	70,000	—	—
Lead director*	110,000	27,500	60,500
Non-executive vice chairmen	30,000	7,500	16,500
*Mr. Bruce Carnegie-Brown, in view of the positions held on the board and its committees, in particular as chairman of the appointments and remuneration committees and as coordinating director, and the time and dedication required to properly perform such positions, has been assigned a minimum total annual remuneration of EUR 700,000 since 2015, including the annual allowance for the items corresponding to him of those indicated above and attendance fees. However, in line with the decision taken by the board of directors to reduce his fees by 20% with effect from April 1, 2020 to 31 December, which is shared by Mr. Bruce Carnegie-Brown, the same reduction was applied to this amount. Accordingly, the amount assigned for 2020 was EUR 595,000.
Schedule summarising attendance fees
The fees for 2021 and 2020 are as follows:

	2021	2020
Attendance fees per director per meeting in euros		1 Jan to 31 Mar	1 Apr to 31 Dec
Board of directors	2,600	2,600	2,080
Audit committee and risk supervision, regulation and compliance committee	1,700	1,700	1,360
Other committees (excluding executive committee)	1,500	1,500	1,200

Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)	The detail, by bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2021 and 2020 is provided below:

EUR thousand
	2021
	Bylaw-stipulated emoluments
	Annual emolument
	BoardM	Executive committee	Audit committee	Appointments committee	Remuneration committee	Risk supervision, regulation and compliance oversight committee	Responsible banking, sustainability and culture committee	Innovation and technology committee	Attendance fees and commissions
Ana Botín	90	170	—	—	—	—	—	25	45
José Antonio Álvarez	90	170	—	—	—	—	—	25	45
Bruce Carnegie-Brown	276	170	—	75	75	—	—	25	80
Homaira Akbari	90	—	40	—	—	—	15	25	78
Javier BotínA	90	—	—	—	—	—	—	—	39
Álvaro CardosoB	90	—	—	—	—	28	15	—	50
R.Martín ChávezC	90	—	—	25	25	40	—	95	99
Sol Daurella	90	—	—	25	25	—	15	—	84
Henrique de CastroD	90	—	40	—	25	—	—	25	87
Gina DíezE	90	—	—	1	—	—	—	—	39
Luis IsasiF	90	170	—	—	25	40	—	—	81
Ramiro Mato	90	170	40	—	—	40	65	—	94
Sergio RialG	90	—	—	—	—	—	—	—	39
Belén Romana	90	170	40	—	—	93	15	25	100
Pamela WalkdenH	90	—	110	—	—	27	—	—	76
Rodrigo EcheniqueI	—	—	—	—	—	—	—	—	—
Ignacio BenjumeaJ	—	—	—	—	—	—	—	—	—
Guillermo de la DehesaK	—	—	—	—	—	—	—	—	—
Esther Giménez-SalinasL	—	—	—	—	—	—	—	—	—
Total 2021	1,536	1,020	270	126	175	268	125	245	1,035
Total 2020	1,303	915	208	133	138	252	135	—	1,066
A.    All amounts received were reimbursed to Fundación Botín.
B.    Director since 1 April 2018.
C.    Director since 27 October 2020.
D.    Director since 17 July 2019.
E.    Director since 22 December 2020.
F.     Director since 19 May 2020.
G.     Executive director since 30 May 2020.
H.    Director since 29 October 2019.
I.    Stepped down as executive director on 30 April 2019. Non-executive director from 1 May 2019 to 22 December 2020.
J.    Stepped down as director on 5 May 2020.
K.    Stepped down as director on 3 April 2020.
L.    Stepped down as director on 27 October 2020.
M    Also includes emoluments for other roles in the board.

	2021									2020

	Short-term and deferred (not subject to long-term goals) salaries of executive directors

	Fixed	Variable - immediate payment		Deferred variable
		In cash	In shares	In cash	In shares	Total	Pension contribution	Other remuneration	Total	Total
Ana Botín	3,176	1,838	1,839	1,103	1,103	9,059	1,041	1,006	11,436	6,819
José Antonio Álvarez	2,541	1,241	1,240	744	745	6,511	783	1,536	9,160	6,019
Bruce Carnegie-Brown	—	—	—	—	—	—	—	—	700	595
Homaira Akbari	—	—	—	—	—	—	—	—	248	203
Javier BotínA	—	—	—	—	—	—	—	—	129	122
Álvaro CardosoB	—	—	—	—	—	—	—	—	183	243
R.Martín ChávezC	—	—	—	—	—	—	—	—	374	37
Sol Daurella	—	—	—	—	—	—	—	—	239	214
Henrique de CastroD	—	—	—	—	—	—	—	—	267	217
Gina DíezE	—	—	—	—	—	—	—	—	130	4
Luis IsasiF	—	—	—	—	—	—	—	1,000	1,406	943
Ramiro Mato	—	—	—	—	—	—	—	—	499	431
Sergio RialG	750	—	—	—	—	750	—	—	879	63
Belén Romana	—	—	—	—	—	—	—	—	533	418
Pamela WalkdenH	—	—	—	—	—	—	—	—	303	214
Rodrigo EcheniqueI	—	—	—	—	—	—	—	—	—	1,956
Ignacio BenjumeaJ	—	—	—	—	—	—	—	—	—	276
Guillermo de la DehesaK	—	—	—	—	—	—	—	—	—	107
Esther Giménez-SalinasL	—	—	—	—	—	—	—	—	—	192
Total 2021	6,467	3,079	3,079	1,847	1,848	16,320	1,824	3,542	26,486	—
Total 2020	5,717	514	515	308	309	7,363	2,019	5,537	—	19,073
Footnotes in previous table.

Schedule summarising remuneration related to multi-annual variable objectives
Following is the detail, by executive director, of the salaries linked to multi-year objectives at their fair value, which will only be received if the conditions of permanence in the group, non-applicability of malus clauses and achievement of the established objectives are met (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of amount agreed-upon at the end of the year) in the terms described in Note 46.

EUR thousand
	2021			2020
	Variable subject to Long-term objectives[1]
	In cash	In shares	Total	Total
Ana Botín	1,158	1,158	2,316	420
José Antonio Álvarez	782	782	1,563	228
Total	1,940	1,940	3,880	648
1. Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2025, 2026 and 2027, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of malus clauses and achievement of the objectives established.

Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits
The provisions recognised in 2021 and 2020 for retirement pensions and supplementary benefits (surviving spouse and child benefits, and permanent disability) were as follows:

EUR thousand
	2021	2020
Ana Botín	1,041	1,155
José Antonio Álvarez	783	864
Total	1,825	2,019

Schedule summarising remuneration related to welfare system
Following is a detail of the balances relating to each of the executive directors under the welfare system as of 31 December 2021 and 2020:

EUR thousand
	2021	2020
Ana Botín	48,075	49,444
José Antonio Álvarez	18,821	18,082
Total	66,896	67,526

Schedule summarising remuneration related to life and disability insurance	Also, the following table provides information on the sums insured for the Bank’s executive directors:

Insured capital
EUR thousand
	2021	2020
Ana Botín	21,489	21,984
José Antonio Álvarez	18,028	18,703
Total	39,517	40,687

Schedule summarising the cash paid for awards
In addition, the table below shows the cash delivered in 2021 and 2020, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee, that one-fifth relating to each plan had accrued:

EUR thousand
	2021		2020
	Cash paid (immediate payment 2020 variable remuneration)	Cash paid (deferred payments from 2019, 2018, 2017 and 2016 variable remuneration)	Cash paid (immediate payment 2019 variable remuneration)	Cash paid (deferred payments from 2018, 2017, 2016 and 2015 variable remuneration)
Ms. Ana Botín-Sanz de Sautuola y O’Shea	334	1,550	1,302	1,383
Mr. José Antonio Álvarez Álvarez	181	1,037	870	925
Total	515	2,586	2,172	2,308

Schedule of exposure to risk	Grupo Santander’s direct risk exposure to the bank’s directors and the guarantees provided for them are detailed below. These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2021			2020
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Mrs Ana Botín-Sanz de Sautuola y O´Shea	25	—	25	14	—	14
Mr José Antonio Álvarez Álvarez	4	—	4	5	—	5
Mr Bruce Carnegie-Brown	—	—	—	—	—	—
Mr Javier Botín-Sanz de Sautuola y O´Shea	16	—	16	2	—	2
Mrs Sol Daurella Comadrán	69	—	69	22	—	22
Mrs Belén Romana García	—	—	—	—	—	—
Mr Ramiro Mato García-Ansorena	—	—	—	—	—	—
Mrs Homaira Akbari	—	—	—	—	—	—
Mr Álvaro Cardoso de Souza	—	—	—	—	—	—
Mr Henrique de Castro	—	—	—	—	—	—
Mrs Pamela Ann Walkden	—	—	—	—	—	—
Mr Luis Isasi Fernández de Bobadilla	—	—	—	—	—	—
Mr Sergio Agapito Lires Rial	1	—	1	—	—	—
Mr R. Martín Chávez Márquez	—	—	—	—	—	—
Mrs Gina Lorenza Díez Barroso	—	—	—	6	—	6
	115	—	115	49	—	49

Current senior managers
Related party transactions key personnel
Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)	The table below includes the amounts relating to the short-term remuneration of the members of senior management at 31 December 2021 and those at 31 December 2020, excluding the remuneration of the executive directors, which is detailed above:

EUR thousand
		Short-term salaries and deferred remuneration
			Variable remuneration (bonus) - Immediate payment		Deferred variable remuneration
Year	Number of persons	Fixed	In cash	In shares[2]	In cash	In shares[3]	Pensions	Other remuneration[1]	Total
2021	15	19,183	8,402	8,402	3,648	3,648	5,542	5,055	53,880
2020	18	21,642	5,739	5,740	2,470	2,471	6,039	6,312	50,413
1.    Includes other remuneration items such as life and medical insurance premiums and localization aids.
2.    The amount of immediate payment in shares for 2021 is 2,706,819 shares (2,135,700 Santander shares in 2020).
3.    The deferred amount in shares not linked to long-term objectives for 2021 is 1,175,191 shares (919,308 Santander shares in 2020).

Schedule summarising remuneration related to multi-annual variable objectives
Also, the detail of the breakdown of the remuneration linked to long-term objectives of the members of senior management at 31 December 2021 and 31 December 2020 is provided below. These remuneration payments shall be received, as the case may be, in the corresponding deferral periods, upon achievement of the conditions stipulated for each payment (see note 46):

EUR thousand
		Variable remuneration subject to long-term objectives[1]
Year	Number of people	Cash payment	Share payment	Total
2021	15	3,830	3,830	7,660
2020	18	2,594	2,594	5,188
1.    Relates to the fair value of the maximum annual amounts for years 2025, 2026 and 2027 of the sixth cycle of the deferred conditional variable remuneration plan (2024, 2025 and 2026 for the fifth cycle of the deferred variable compensation plan linked to annual objectives for the year 2020).

Schedule summarising shares assigned for deferred variable remuneration plans
The maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive as of 31 December 2021 and 31 December 2020 relating to the deferred portion under the various plans then in force is the following (see note 46):

Maximum number of shares to be delivered
	2021	2020
Deferred conditional variable remuneration plan (2015)	—	179,617
Deferred conditional variable remuneration plan (2017)	—	2,786
Deferred conditional variable remuneration plan (2018)	3,475	6,949
Deferred conditional variable remuneration plan and linked to objectives (2016)	150,445	417,818
Deferred conditional variable remuneration plan and linked to objectives (2017)	164,428	791,360
Deferred conditional variable remuneration plan and linked to objectives (2018)	803,056	1,512,992
Deferred conditional variable remuneration plan and linked to objectives (2019)	1,274,450	2,154,312
Deferred conditional variable remuneration plan and linked to objectives (2020)	1,829,720	—

Former directors of the bank
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans	The chart below includes information on the maximum number of shares to which former members of the Board of Directors who ceased in office prior to 1 January 2020 are entitled for their participation in the various deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to the years in which they were Executive Directors. Also set forth below is information on the deliveries, whether in shares or in cash, made in 2021 and 2020 to former board members, upon achievement of the conditions for the receipt thereof (see note 46):

MAXIMUM NUMBER OF SHARES TO BE DELIVERED
	2021	2020
Deferred conditional variable remuneration plan (2015)	—	60,847
Deferred conditional variable remuneration plan and linked to objectives (2016)	60,251	65,502
Deferred conditional variable remuneration plan and linked to objectives (2017)	64,659	47,956
Deferred conditional variable remuneration plan and linked to objectives (2018)	164,462	—
Deferred conditional variable remuneration plan and linked to objectives (2019)	130,790	—

NUMBER OF SHARES DELIVERED
	2021	2020
Deferred conditional variable remuneration plan (2015)	92,557	60,847
Performance shares plan ILP (2015)	—	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	60,254	32,751
Deferred conditional variable remuneration plan and linked to objectives (2017)	32,330	35,132
Deferred conditional variable remuneration plan and linked to objectives (2018)	54,821	—
Deferred conditional variable remuneration plan and linked to objectives (2019)	32,698	—

Executive vicepresident
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans	Since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, the following number of Santander shares was delivered in 2021 and
2020 to the senior management, in addition to the payment of the related cash amounts:

Number of shares delivered
	2021	2020
Deferred conditional variable remuneration plan (2015)	146,930	179,614
Deferred conditional variable remuneration plan (2017)	2,786	2,786
Deferred conditional variable remuneration plan (2018)	3,474	3,474
Deferred conditional variable remuneration plan and linked to objectives (2016)	131,938	170,185
Deferred conditional variable remuneration plan and linked to objectives (2017)	79,104	219,363
Deferred conditional variable remuneration plan and linked to objectives (2018)	267,686	342,884
Deferred conditional variable remuneration plan and linked to objectives (2019)	321,006	—
Deferred conditional variable remuneration plan and linked to objectives (2020)	1,742,419	—